Short-term Bank Loans and Long-term Loan - Short-term loans (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Short-term Bank Loans and Long-term Loan
Proceeds from Short-term Debt	¥ 233,233	$ 36,599	¥ 113,056	¥ 2,874